Share-Based Compensation (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions used for estimating the fair value of options for the six months ended April 30, 2023 and April 30, 2022.
Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the six months ended
	April 30 2023	April 30 2022
Risk-free interest rate	2.87%	1.47%
Option contractual life	10 years	10 years
Expected volatility 1	18.43%	17.89%
Expected dividend yield	3.69%	3.66%

Exercise price/share price	$90.55	$95.33

1	Expected volatility is calculated based on the average daily volatility measured over a historical period.